Loans Payable	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Loans Payable

Note 11. Loans Payable

PPP Loans

On March 27, 2020, the CARES Act was enacted to provide financial aid to family and businesses impacted by the COVID-19 pandemic.  The Company participated in the CARES Act, and on August 6, 2020, the Company entered into a note payable with a bank under the Small Business Administration (“SBA”) Paycheck Protection Program (“PPP loan”) in the amount of $109,914. This loan payable matures on August 6, 2022 with a fixed interest rate of 1% per annum with interest deferred for six months. The PPP loan has an initial term of two years, is unsecured and guaranteed by the SBA. Under the terms of the PPP loan, the Company may apply for forgiveness of the amount due on the PPP loan. The Company used the proceeds from the PPP loan for qualifying expenses as defined in the PPP. The Company intends to apply for forgiveness of the PPP loan in accordance with the terms of the CARES Act. However, the Company cannot assure at this time that the PPP loan will be forgiven partially or in full. If the loan is not forgiven based on the PPP guidelines to be issued by the SBA, as defined, then, the monthly payment amount will be $6,186 beginning on March 6, 2021 through August 6, 2022. On March 3, 2021, the SBA forgave the principal of $109,914 and any accrued interest at that time.

On April 23, 2021, the Company entered into a second note payable with a bank under the SBA PPP Loan in the amount of $130,186. The PPP Loan is subject to the same terms of forgiveness as above. The monthly payment amount will be $3,056 beginning on September 22, 2022.

Naturaleaf Seller Note

As part of the Naturaleaf Acquisition, the Company issued a promissory note to the owner of Naturaleaf in the principal amount of $1,100,000 (the “Seller Note”). The note has a term of 1 year with a due date of April 1, 2022 and does not require any payments prior to the due date. The note has an annual interest rate of 10%. At June 30, 2021, interest of $18,383 had been accrued.